Income Taxes - Summary of Net Operating Loss Carryforwards (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Operating Loss Carryforwards [Line Items]
Research tax credit carryforwards	$ 10,124	$ 8,313
Federal [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	161,402	91,864
Research tax credit carryforwards	9,294	7,667
State [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	231,270	183,313
Research tax credit carryforwards	$ 5,850	$ 4,853